Intangible Assets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 547
2025	324
2026	79
2027	0
2028	0
Thereafter	0
Intangible assets, net	$ 950	$ 1,584